PROPERTY, PLANT AND EQUIPMENT - Movements (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT
Opening balance	$ 722,718,863	$ 710,770,968	$ 659,750,499
Additions	80,877,788	94,449,283	128,908,309
Right-of use additions	1,775,457	21,721,728
Disposals	(8,808,018)	(1,564,309)	(3,008,397)
Depreciation expense	(99,406,127)	(98,889,546)	(97,622,629)
Amortization	(7,851,901)	(8,254,568)
Increase (decrease) due to foreign currency translation differences	(82,841,308)	14,309,271	(66,171,006)
Other increase (decrease)	(888,209)	(9,823,964)	88,914,192
Total movements	(117,142,318)	11,947,895	51,020,469
Ending balance	605,576,545	722,718,863	710,770,968
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Opening balance	27,290,581	26,048,670	84,118,716
Additions	37,726,227	49,134,461	65,284,334
Disposals		(8,761)
Transfers between items of Property, plant and equipment	(23,336,382)	(48,358,902)	(109,893,610)
Right-of-use transfers		(25,991)
Increase (decrease) due to foreign currency translation differences	(3,086,288)	688,063	(6,880,059)
Other increase (decrease)	(4,400,055)	(186,959)	(6,580,711)
Total movements	6,903,502	1,241,911	(58,070,046)
Ending balance	34,194,083	27,290,581	26,048,670
Land
PROPERTY, PLANT AND EQUIPMENT
Opening balance	104,196,754	100,479,196	96,990,155
Disposals			(5,465)
Transfers between items of Property, plant and equipment		2,268,316
Increase (decrease) due to foreign currency translation differences	(9,936,257)	1,529,526	(4,615,830)
Other increase (decrease)	61,229	(80,284)	8,110,336
Total movements	(9,875,028)	3,717,558	3,489,041
Ending balance	94,321,726	104,196,754	100,479,196
Buildings
PROPERTY, PLANT AND EQUIPMENT
Opening balance	211,973,775	214,160,351	162,385,848
Additions	1,520,363	749,800	504,675
Disposals	(164,113)	(5,902)	(209,713)
Transfers between items of Property, plant and equipment	2,177,344	430,971	45,032,440
Right-of-use transfers		(266,007)
Depreciation expense	(7,240,230)	(7,681,481)	(7,001,828)
Increase (decrease) due to foreign currency translation differences	(29,231,570)	4,685,319	(14,485,709)
Other increase (decrease)	1,881,309	(99,276)	27,934,638
Total movements	(31,056,897)	(2,186,576)	51,774,503
Ending balance	180,916,878	211,973,775	214,160,351
Plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Opening balance	185,353,224	207,403,985	155,833,080
Additions	8,963,015	11,582,259	17,924,606
Disposals	(2,485,145)	(352,204)	(1,002,133)
Transfers between items of Property, plant and equipment	8,858,066	20,735,065	54,460,571
Right-of-use transfers		(13,788,120)
Depreciation expense	(33,465,104)	(37,572,910)	(39,182,401)
Increase (decrease) due to foreign currency translation differences	(19,859,576)	3,228,519	(17,048,903)
Other increase (decrease)	(1,574,277)	(5,883,370)	36,419,165
Total movements	(39,563,021)	(22,050,761)	51,570,905
Ending balance	145,790,203	185,353,224	207,403,985
Information technology equipment
PROPERTY, PLANT AND EQUIPMENT
Opening balance	5,001,845	5,184,721	4,627,325
Additions	809,348	675,974	783,299
Disposals	(2,426)	(977)
Transfers between items of Property, plant and equipment	1,151,754	1,019,048	622,222
Right-of-use transfers		(23,712)
Depreciation expense	(2,058,555)	(1,949,851)	(1,830,295)
Increase (decrease) due to foreign currency translation differences	(829,268)	83,757	(414,850)
Other increase (decrease)	805,609	12,885	1,397,020
Total movements	(123,538)	(182,876)	557,396
Ending balance	4,878,307	5,001,845	5,184,721
Fixed facilities and accessories
PROPERTY, PLANT AND EQUIPMENT
Opening balance	19,843,281	21,057,169	19,589,877
Additions	(1,313)	7,271	165,226
Disposals		(8,911)
Transfers between items of Property, plant and equipment	1,175,520	1,379,012	1,481,081
Depreciation expense	(2,803,621)	(2,977,512)	(2,668,535)
Increase (decrease) due to foreign currency translation differences	(628,317)	386,253	(4,048,135)
Other increase (decrease)	62,342	(1)	6,537,655
Total movements	(2,195,389)	(1,213,888)	1,467,292
Ending balance	17,647,892	19,843,281	21,057,169
Vehicles. net
PROPERTY, PLANT AND EQUIPMENT
Opening balance	21,961,147	21,798,601	29,263,265
Additions	1,323,740	(342,001)	1,451,462
Disposals	(22,823)	(52,095)	(203,036)
Transfers between items of Property, plant and equipment	906,624	7,650,847	(2,218,354)
Right-of-use transfers		(1,181,465)
Depreciation expense	(4,963,835)	(6,267,039)	(5,201,263)
Increase (decrease) due to foreign currency translation differences	(3,124,155)	464,563	(1,722,767)
Other increase (decrease)	330,086	(110,264)	429,294
Total movements	(5,550,363)	162,546	(7,464,664)
Ending balance	16,410,784	21,961,147	21,798,601
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Opening balance	70,021	32,177	7,415
Additions		1,309	1,430
Disposals		(155)
Transfers between items of Property, plant and equipment	50,356	65,250	22,000
Depreciation expense	(44,630)	(30,737)	(11,112)
Increase (decrease) due to foreign currency translation differences	(16,605)	2,177	169
Other increase (decrease)			12,275
Total movements	(10,879)	37,844	24,762
Ending balance	59,142	70,021	32,177
Other Property, plant and equipment
PROPERTY, PLANT AND EQUIPMENT
Opening balance	114,784,403	114,606,098	106,934,818
Additions	30,536,408	32,640,210	42,793,277
Disposals	(6,046,468)	(1,135,304)	(1,588,050)
Transfers between items of Property, plant and equipment	9,016,718	14,810,393	10,493,650
Right-of-use transfers		(2,520,405)
Depreciation expense	(48,830,152)	(42,410,016)	(41,727,195)
Increase (decrease) due to foreign currency translation differences	(11,400,730)	2,216,555	(16,954,922)
Other increase (decrease)	1,960,074	(3,423,128)	14,654,520
Total movements	(24,764,150)	178,305	7,671,280
Ending balance	90,020,253	114,784,403	$ 114,606,098
Rights of use
PROPERTY, PLANT AND EQUIPMENT
Opening balance	32,243,832
Right-of use additions	1,775,457	21,721,728
Disposals	(87,043)
Right-of-use transfers		17,805,700
Amortization	(7,851,901)	(8,254,568)
Increase (decrease) due to foreign currency translation differences	(4,728,542)	1,024,539
Other increase (decrease)	(14,526)	(53,567)
Total movements	(10,906,555)	32,243,832
Ending balance	$ 21,337,277	32,243,832
Right-of-asset amortization		5,994,037
Depreciation (today amortization) of goods acquired under the finance lease method		$ 2,260,531